Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure [Abstract]
Capital Structure [Text Block]

16.      Capital Structure:
(a)      Common Stock
On July 21, 2010, the Company approved and amended its Articles of Incorporation to increase the number of authorized shares of common stock, par value $0.0001 per share, from 200,000,000 to 500,000,000 shares.
On January 28, 2010, the Company priced a public offering of 1,388,889 shares of common stock, an additional 208,333 shares of common stock to cover over-allotments and 277,778 shares which were acquired by the Restis family. The shares were offered to the public at $18.00 per share and the offering was concluded on February 3, 2010, raising net proceeds amounted to $26,381. On March 19, 2010, an additional 129,667 shares of the Company's common stock were acquired by the underwriters which resulted in additional net proceeds to the Company of approximately $2,145.
On September 15 and October 22, 2010, the Company issued 1,650,794 shares in connection with the acquisition of the remaining 49% of MCS and 1,650,794 shares in connection with the acquisition of the remaining 50% of BET.
On June 23, 2011, the Board of Directors approved a reverse split of the Company's common stock at a ratio of one-for-fifteen. The reverse stock split became effective on June 24, 2011 and the Company's common stock began trading on a split-adjusted basis at the opening of trading on June 27, 2011. There was no change in the number of authorized shares or the par value of the Company's common stock. Following the effectiveness of the reverse stock split, the number of common shares issued, earnings per share, warrants and share options were retrospectively adjusted in accordance with the 1:15 ratio for all periods presented.
On February 23, 2011, the Company issued 3,332 unvested shares in connection with the Equity Incentive Plan (Note 22). On January 10, 2012 and on January 10, 2013, 1,114 and 1,110 shares of common stock out of the 3,332 unvested shares that were issued on February 23, 2011, vested to the respective shareholders.
On January 4, 2012, the Company entered into a registration rights agreement in connection with a share purchase agreement under which the Company sold 4,641,620 of its common shares to four entities affiliated with the Restis family, for $10,000 (Note 3(a)).
On January 24, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from December 6, 2011 to January 23, 2012 had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. This notification had no effect on the listing of the Company's common stock, and the applicable grace period to regain compliance was 180 calendar days, expiring on July 23, 2012. The Company regained compliance at the end of February 2012, when during the applicable grace period the Company's minimum market value of the publicly held shares was $5,000 or greater for a minimum of ten consecutive business days.
On June 29, 2012, the Company was notified by NASDAQ that it was no longer in compliance with NASDAQ Listing Rule 5450(b)(1)(C) because the market value of the publicly held shares of its common stock for 30 consecutive business days, from May 16, 2012 to June 28, 2012, had been below the minimum $5,000 market value of publicly held shares requirement for continued listing on the NASDAQ Global Market. The applicable grace period to regain compliance was 180 calendar days, expiring on December 26, 2012. Prior to the expiration of this grace period, the Company transferred the listing of its common stock to the NASDAQ Capital Market, effective on December 21, 2012.
(b)      Warrants and Unit Purchase Option
In connection with the public offering of January 28, 2010, the Company granted 1,041,667 warrants with an exercise price of $19.80 each on February 3, 2010 and on March 19, 2010, Seanergy granted 97,250 additional warrants. The fair value of these warrants amounted to $1,053. The warrants were exercisable beginning on August 3, 2010 and expire on February 2, 2015. No expenses were recorded in connection with these warrants which were classified in equity.
Following the Company's reverse stock split in June 2011, with respect to the warrants from the Company's 2010 secondary offering, as a result of the reverse stock split, each warrant now reflects an increase in the per share exercise price and a decrease in the number of warrant shares at the same proportion as the reverse stock split. Accordingly, each warrant is now exercisable for one-fifteenth of a share, following the reverse stock split at an exercise price of $19.80 for each such warrant share.
The underwriters of the Company's initial public offering on September 28, 2007, did not exercise the Unit Purchase Option offered by the Company in connection to that initial public offering and the option expired on September 24, 2012.
As of December 31, 2012, the Company had outstanding underwriters' warrants exercisable to purchase an aggregate of approximately 75,927 shares of Seanergy's common stock.
(c)      Preferred Stock
On August 4, 2011, the Company amended its Articles of Incorporation to increase the number of authorized preferred stock with par value $0.0001 per share from 1,000,000 to 25,000,000, with such designations, voting and other rights and preferences, as may be determined from time to time by the Board of Directors. As of December 31, 2012 and as of December 31, 2011, no shares of preferred stock have been issued.
(d)      Dividends
The declaration and payment of any dividend is subject to the discretion of Seanergy's board of directors and is dependent upon its earnings, financial condition, cash requirements and availability and restrictions in its loan agreements. As of December 31, 2012 and December 31, 2011, no dividends were declared.